Accounting policies - Additional information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting policies [Abstract]
Cash and cash equivalents and short-term bank deposits	£ 505,811
Unrestricted cash and short-term bank deposits	504,950
Cash inflows from collaborations	91,868	£ 61,590	£ 6,596
Cash flows used in operating activities	£ 60,515	£ 6,703	£ 21,433